TAXATION - Net operating loss carry forwards (Details) - HKD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Net operating loss carryforwards	$ 877,231	$ 671,237
Net operating loss carryforwards, provided for valuation allowance	$ 877,231	$ 625,688